Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

Year ended December 31,	2025	2024
Revenue by source
Operations support services	$1,162,687	$1,121,802
Equipment and component sales	32,986	40,324
Construction services	88,618	3,661
	$1,284,291	$1,165,787

By commercial terms
Time-and-materials	$1,088,482	$1,026,027
Unit-price	187,833	125,728
Lump-sum	7,976	14,032
	$1,284,291	$1,165,787

Revenue recognition method
As-invoiced	$1,058,765	$1,059,858
Cost-to-cost percent complete	192,540	65,605
Point-in-time	32,986	40,324
	$1,284,291	$1,165,787

Schedule of contract balances

	Note	December 31, 2025	December 31, 2024
Contract assets		$30,472	$4,135

Contract liabilities
Contract liabilities		22,848	1,944
Long-term contract liabilities (included in other long-term obligations)	15	1,836	19,027
		$24,684	$20,971
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2025	2024
Revenue derecognized	$(937)	$(8,377)